Risk Management and Fair Value Measurements (Details Narrative) - USD ($)			12 Months Ended
	Jul. 16, 2021	Jan. 19, 2018	Dec. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2021	Dec. 19, 2021
Debt Instrument [Line Items]
Impairment, Long-Lived Asset, Held-for-Use				$ 0	$ 0
Maritime Investors Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				6,000,000.0		$ 3,000,000.0
Debt instrument, fair value disclosure				$ 6,000,000.0		3,000,000.0
Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues			4,139,003
Shares Issued, Price Per Share							$ 0.7248
Pyxis Lamda Vessel [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Instrument [Line Items]
Equity Securities, FV-NI						$ 2,172
London Interbank Offered Rate (LIBOR) [Member] | Vessel Owing Company [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 9,600,000	$ 10,000,000.0
Derivative, Cap Interest Rate	2.00%	3.50%
Derivative, Maturity Date	Jul. 08, 2025	Jul. 18, 2022